Anchor Tactical Credit Strategies Fund

Institutional Class Shares – ATCSX

Anchor Tactical Equity Strategies Fund

Investor Class Shares - ATEIX Institutional Class Shares - ATESX

Anchor Tactical Global Strategies Fund

Investor Class Shares – N/A Institutional Class Shares – ATGSX

Anchor Tactical Municipal Strategies Fund

Investor Class Shares - ATMBX Institutional Class Shares - ATMSX

Each a Series of Northern Lights Fund Trust IV

Supplement dated March 14, 2019

to the Prospectus dated December 31, 2018, as amended January 2, 2019

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Effective March 15, 2019, the minimum initial investment for Institutional Class shares is $1,000. The relevant disclosure on pages 5, 9, 13, 18, 26 and 27 of the Prospectus is updated accordingly.

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You should read this Supplement in conjunction with the Fund's Prospectus and SAI dated December 30, 2018, as amended January 2, 2019 and provide information that you should know about each Fund before investing. The Funds' Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.anchorcapitalfunds.com or by calling 1-844-594-1226.